Marketable Securities	12 Months Ended
Mar. 31, 2021
Marketable Securities [Abstract]
Marketable Securities

3. Marketable Securities

The Company acquired equity securities listed in Hong Kong and Australian Securities Exchange.

	March 31,
	2020	2021

Cost	$21,920	$22,842

Market value	$19,441	$22,373

Included in non-operating income (expenses), net were unrealized gain (loss) for the years ended March 31, 2019, 2020 and 2021 of $891, $(5,179) and $2,010 respectively.

Net proceeds from sale of marketable securities for the years ended March 31, 2019, 2020 and 2021 were $7,210, $1,620 and $6,150 respectively and realized gain from sales of marketable securities for the years ended March 31, 2019, 2020 and 2021 were $746, $29 and $333 respectively. For the purposes of determining realized gains and losses, the cost of securities sold was determined based on the average cost method.

The marketable securities were classified as Level 1 of the hierarchy established under ASC No. 820 because the valuations were based on quoted prices for identical securities in active markets.